Fair values - Fair value hierarchy (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	$ 1,953.0	$ 1,633.0
Derivative assets-non-current in "Other non-current assets"	126.0	186.0
Liabilities
Derivative liabilities-current in "Other current liabilities"	304.0	318.0
Derivative liabilities-non-current in "Other non-current liabilities"	101.0	134.0
Recurring
Assets.
Derivative assets-current in "Other current assets"	278.0	297.0
Derivative assets-non-current in "Other non-current assets"	126.0	186.0
Total financial assets, fair value	1,262.0	1,792.0
Liabilities
Derivative liabilities-current in "Other current liabilities"	304.0	318.0
Derivative liabilities-non-current in "Other non-current liabilities"	101.0	134.0
Total financial liabilities, fair value	405.0	452.0
Non-recurring
Assets.
Total financial assets, fair value	0.0	0.0
Equity securities | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	541.0	667.0
Debt securities - U.S. government obligations | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	220.0	121.0
Debt securities - Other government obligations | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	2.0	2.0
Debt securities - Corporate | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Cash and equivalents"		11.0
Available-for-sale securities in "Marketable securities and short-term investments"	95.0	508.0
Level 1 | Recurring
Assets.
Derivative assets-current in "Other current assets"		1.0
Total financial assets, fair value	220.0	122.0
Liabilities
Derivative liabilities-current in "Other current liabilities"		3.0
Total financial liabilities, fair value		3.0
Level 1 | Debt securities - U.S. government obligations | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	220.0	121.0
Level 2 | Recurring
Assets.
Derivative assets-current in "Other current assets"	278.0	296.0
Derivative assets-non-current in "Other non-current assets"	126.0	186.0
Total financial assets, fair value	1,042.0	1,670.0
Liabilities
Derivative liabilities-current in "Other current liabilities"	304.0	315.0
Derivative liabilities-non-current in "Other non-current liabilities"	101.0	134.0
Total financial liabilities, fair value	405.0	449.0
Level 2 | Equity securities | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	541.0	667.0
Level 2 | Debt securities - Other government obligations | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	2.0	2.0
Level 2 | Debt securities - Corporate | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Cash and equivalents"		11.0
Available-for-sale securities in "Marketable securities and short-term investments"	$ 95.0	$ 508.0